Provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of other provisions [Line Items]
Net carrying value	₩ 18,180,546		₩ 18,362,212
Reconciliation of changes in other provisions
Beginning balance	18,362,212		15,427,139
Changes in other provisions
Increase in provision	2,783,241		5,292,348
Payment	(2,866,381)		(2,395,506)
Reversal of unused amount	(112,453)		(49,115)
Others	13,927		87,346
Ending balance	18,180,546		18,362,212
Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,594,798		2,137,498
Reconciliation of changes in other provisions
Beginning balance	2,137,498		1,999,988
Changes in other provisions
Ending balance	1,594,798		2,137,498
Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	16,585,748		16,224,714
Reconciliation of changes in other provisions
Beginning balance	16,224,714		13,427,151
Changes in other provisions
Ending balance	16,585,748		16,224,714
Provisions for employment benefits
Disclosure of other provisions [Line Items]
Net carrying value	976,347		913,787
Reconciliation of changes in other provisions
Beginning balance	913,787		810,607
Changes in other provisions
Increase in provision	912,440		984,896
Payment	(843,281)		(880,255)
Reversal of unused amount	(6,599)		(1,461)
Others	0		0
Ending balance	976,347		913,787
Provisions for employment benefits | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	976,347		913,787
Reconciliation of changes in other provisions
Beginning balance	913,787		810,607
Changes in other provisions
Ending balance	976,347		913,787
Litigation provisions
Disclosure of other provisions [Line Items]
Net carrying value	77,793	[1]	73,576
Reconciliation of changes in other provisions
Beginning balance	73,576		198,237
Changes in other provisions
Increase in provision	234,517	[1]	34,629
Payment	(216,187)	[1]	(152,461)
Reversal of unused amount	(13,847)	[1]	(7,096)
Others	(266)	[1]	267
Ending balance	77,793	[1]	73,576
Litigation provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	40,157		48,621
Reconciliation of changes in other provisions
Beginning balance	48,621		79,359
Changes in other provisions
Ending balance	40,157		48,621
Litigation provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	37,636		24,955
Reconciliation of changes in other provisions
Beginning balance	24,955		118,878
Changes in other provisions
Ending balance	37,636		24,955
Provisions For Nuclear Plants Restoration
Disclosure of other provisions [Line Items]
Net carrying value	13,388,134		13,007,228
Reconciliation of changes in other provisions
Beginning balance	13,007,228		10,195,928
Changes in other provisions
Increase in provision	411,316		2,818,033
Payment	(30,410)		(6,733)
Reversal of unused amount	0		0
Others	0		0
Ending balance	13,388,134		13,007,228
Provisions For Nuclear Plants Restoration | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	13,388,134		13,007,228
Reconciliation of changes in other provisions
Beginning balance	13,007,228		10,195,928
Changes in other provisions
Ending balance	13,388,134		13,007,228
Spent fuel recovery provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,291,354		1,339,046
Reconciliation of changes in other provisions
Beginning balance	1,339,046		1,374,225
Changes in other provisions
Increase in provision	435,007		307,682
Payment	(482,699)		(342,861)
Reversal of unused amount	0		0
Others	0		0
Ending balance	1,291,354		1,339,046
Spent fuel recovery provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,291,354		1,339,046
Reconciliation of changes in other provisions
Beginning balance	1,339,046		1,374,225
Changes in other provisions
Ending balance	1,291,354		1,339,046
Waste recovery provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,685,008		1,638,371
Reconciliation of changes in other provisions
Beginning balance	1,638,371		1,479,502
Changes in other provisions
Increase in provision	112,815		222,632
Payment	(66,178)		(63,763)
Reversal of unused amount	0		0
Others	0		0
Ending balance	1,685,008		1,638,371
Waste recovery provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	4,310		11,494
Reconciliation of changes in other provisions
Beginning balance	11,494		2,566
Changes in other provisions
Ending balance	4,310		11,494
Waste recovery provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,680,698		1,626,877
Reconciliation of changes in other provisions
Beginning balance	1,626,877		1,476,936
Changes in other provisions
Ending balance	1,680,698		1,626,877
PCBs recovery provisions
Disclosure of other provisions [Line Items]
Net carrying value	147,668		180,087
Reconciliation of changes in other provisions
Beginning balance	180,087		191,744
Changes in other provisions
Increase in provision	4,600		5,309
Payment	(13,758)		(14,266)
Reversal of unused amount	(23,261)		(2,700)
Others	0		0
Ending balance	147,668		180,087
PCBs recovery provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	147,668		180,087
Reconciliation of changes in other provisions
Beginning balance	180,087		191,744
Changes in other provisions
Ending balance	147,668		180,087
Other recovery provisions
Disclosure of other provisions [Line Items]
Net carrying value	10,477		6,659
Reconciliation of changes in other provisions
Beginning balance	6,659		507
Changes in other provisions
Increase in provision	2,125		5,939
Payment	0		0
Reversal of unused amount	0		0
Others	1,693		213
Ending balance	10,477		6,659
Other recovery provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	10,477		6,659
Reconciliation of changes in other provisions
Beginning balance	6,659		507
Changes in other provisions
Ending balance	10,477		6,659
Power plant regional support program provisions
Disclosure of other provisions [Line Items]
Net carrying value	137,668		153,756
Reconciliation of changes in other provisions
Beginning balance	153,756		152,851
Changes in other provisions
Increase in provision	46,366		94,039
Payment	(71,978)		(103,889)
Reversal of unused amount	0		0
Others	9,524		10,755
Ending balance	137,668		153,756
Power plant regional support program provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	137,668		153,756
Reconciliation of changes in other provisions
Beginning balance	153,756		152,851
Changes in other provisions
Ending balance	137,668		153,756
Transmission regional support program provisions
Disclosure of other provisions [Line Items]
Net carrying value	151,698		243,365
Reconciliation of changes in other provisions
Beginning balance	243,365		282,608
Changes in other provisions
Increase in provision	141,661		143,178
Payment	(233,328)		(182,421)
Reversal of unused amount	0		0
Others	0		0
Ending balance	151,698		243,365
Transmission regional support program provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	151,698		243,365
Reconciliation of changes in other provisions
Beginning balance	243,365		282,608
Changes in other provisions
Ending balance	151,698		243,365
Provisions for tax
Disclosure of other provisions [Line Items]
Net carrying value	6,845		61
Reconciliation of changes in other provisions
Beginning balance	61		242
Changes in other provisions
Increase in provision	6,821		0
Payment	0		(25)
Reversal of unused amount	0		(136)
Others	(37)		(20)
Ending balance	6,845		61
Provisions for tax | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	6,845		61
Reconciliation of changes in other provisions
Beginning balance	61		106
Changes in other provisions
Ending balance	6,845		61
Provisions for tax | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	0		0
Reconciliation of changes in other provisions
Beginning balance	0		136
Changes in other provisions
Ending balance	0		0
Provisions for financial guarantee
Disclosure of other provisions [Line Items]
Net carrying value	15,586		23,475
Reconciliation of changes in other provisions
Beginning balance	23,475		29,665
Changes in other provisions
Increase in provision	1,179		3,760
Payment	(67)		0
Reversal of unused amount	(8,432)		(9,945)
Others	(569)		(5)
Ending balance	15,586		23,475
Provisions for financial guarantee | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,320		0
Reconciliation of changes in other provisions
Beginning balance	0		29,207
Changes in other provisions
Ending balance	1,320		0
Provisions for financial guarantee | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	14,266		23,475
Reconciliation of changes in other provisions
Beginning balance	23,475		458
Changes in other provisions
Ending balance	14,266		23,475
Provisions for RPS
Disclosure of other provisions [Line Items]
Net carrying value	93,919		271,624
Reconciliation of changes in other provisions
Beginning balance	271,624		417,404
Changes in other provisions
Increase in provision	297,802		242,946
Payment	(475,507)		(388,726)
Reversal of unused amount	0		0
Others	0		0
Ending balance	93,919		271,624
Provisions for RPS | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	93,919		271,624
Reconciliation of changes in other provisions
Beginning balance	271,624		417,404
Changes in other provisions
Ending balance	93,919		271,624
Provisions for greenhouse gas emissions obligations
Disclosure of other provisions [Line Items]
Net carrying value	136,187		414,252
Reconciliation of changes in other provisions
Beginning balance	414,252		249,644
Changes in other provisions
Increase in provision	131,860		422,666
Payment	(350,356)		(256,758)
Reversal of unused amount	(59,569)		(1,300)
Others	0		0
Ending balance	136,187		414,252
Provisions for greenhouse gas emissions obligations | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	136,187		414,252
Reconciliation of changes in other provisions
Beginning balance	414,252		249,644
Changes in other provisions
Ending balance	136,187		414,252
Others
Disclosure of other provisions [Line Items]
Net carrying value	61,862		96,925	[2]
Reconciliation of changes in other provisions
Beginning balance	96,925	[2]	43,975
Changes in other provisions
Increase in provision	44,732		6,639	[2]
Payment	(82,632)		(3,348)	[2]
Reversal of unused amount	(745)		(26,477)	[2]
Others	3,582		76,136	[2]
Ending balance	61,862		96,925	[2]
Others | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	46,347		80,538
Reconciliation of changes in other provisions
Beginning balance	80,538		4,385
Changes in other provisions
Ending balance	46,347		80,538
Others | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	15,515		16,387
Reconciliation of changes in other provisions
Beginning balance	16,387		39,590
Changes in other provisions
Ending balance	₩ 15,515		₩ 16,387

[1]	As described in note 53.(1), the Company believes that the possibility of economic outflow is probable on the request for additional construction costs of Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd. For this reason, the Company recognized KRW204,787 million of provision as addition to property, plant and equipment.
[2]	The Company believes that the possibility of economic outflow is probable on the cost of construction suspension of Shin-Kori unit 5 and 6 for three months. For this reason, the Company recognized KRW77,261 million of provision as addition to construction-in-progress.